UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

February 28, 2013

1.814090.108

ISIG-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 72.4%
	Principal Amount	Value
U.S. Government Agency Obligations - 6.4%
Fannie Mae:
0.5% 5/27/15	$ 377,000	$ 378,190
0.5% 7/2/15	21,463,000	21,525,779
0.5% 3/30/16	4,522,000	4,524,781
Federal Home Loan Bank:
0.375% 11/27/13	1,330,000	1,331,717
0.875% 12/27/13	350,000	351,940
1% 6/21/17	1,410,000	1,425,205
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		29,537,612
U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13	4,312,929	4,344,836
U.S. Treasury Obligations - 60.9%
U.S. Treasury Notes:
0.125% 7/31/14	5,809,000	5,802,418
0.25% 9/15/14	6,059,000	6,062,078
0.25% 9/30/14	1,466,000	1,466,688
0.25% 1/15/15	7,000,000	7,001,638
0.25% 7/15/15	24,026,000	24,003,462
0.25% 9/15/15	6,000,000	5,992,032
0.25% 10/15/15	23,635,000	23,598,082
0.375% 11/15/14	10,000,000	10,025,000
0.375% 3/15/15	117,000	117,283
0.375% 11/15/15	10,000,000	10,016,410
0.375% 1/15/16	5,000,000	5,005,860
0.375% 2/15/16	20,000,000	20,017,180
0.5% 8/15/14 (a)	3,193,000	3,206,596
0.5% 10/15/14	4,564,000	4,585,035
0.625% 7/15/14	5,939,000	5,972,638
0.75% 6/30/17	4,245,000	4,267,549
0.75% 10/31/17	5,037,000	5,049,593
0.75% 2/28/18	5,500,000	5,496,134
0.875% 11/30/16	10,834,000	10,985,503
0.875% 4/30/17	16,586,000	16,781,665
0.875% 1/31/18	10,491,000	10,554,932
1% 9/30/16	19,685,000	20,058,700
1.25% 10/31/15	5,500,000	5,636,213
1.375% 11/30/15	11,293,000	11,616,793
1.75% 7/31/15	7,788,000	8,060,580
1.875% 6/30/15	8,900,000	9,231,667
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 11/30/14	$ 5,148,000	$ 5,318,929
2.125% 5/31/15	3,621,000	3,771,214
2.375% 8/31/14	1,687,000	1,741,499
2.375% 9/30/14	11,425,000	11,815,061
2.375% 10/31/14	7,948,000	8,231,767
2.625% 7/31/14	1,487,000	1,537,826
3.5% 2/15/18	6,313,000	7,157,364
TOTAL U.S. TREASURY OBLIGATIONS		280,185,389
Other Government Related - 4.1%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (b)	765,064	767,336
Series 2010-R2 Class 1A, 0.5777% 11/6/17 (NCUA Guaranteed) (b)	4,745,683	4,757,547
Series 2011-C1 Class 1A, 0.5337% 2/28/20 (NCUA Guaranteed) (b)	1,085,388	1,084,657
Series 2011-R1 Class 1A, 0.6577% 1/8/20 (NCUA Guaranteed) (b)	1,297,861	1,303,843
Series 2011-R4 Class 1A, 0.5877% 3/6/20 (NCUA Guaranteed) (b)	639,977	641,377
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	640,000	654,842
2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,738,122
TOTAL OTHER GOVERNMENT RELATED		18,947,724
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $329,861,331)		333,015,561
U.S. Government Agency - Mortgage Securities - 11.9%

Fannie Mae - 1.7%
2.207% 7/1/35 (b)	7,025	7,396
2.214% 2/1/33 (b)	16,220	17,004
2.239% 3/1/35 (b)	14,522	15,310
2.281% 12/1/34 (b)	15,120	15,888
2.284% 4/1/33 (b)	164,530	172,751
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.302% 10/1/33 (b)	$ 16,705	$ 17,611
2.332% 3/1/35 (b)	8,705	9,257
2.333% 7/1/36 (b)	55,144	58,272
2.384% 2/1/36 (b)	30,629	32,762
2.415% 11/1/33 (b)	39,874	42,392
2.425% 3/1/35 (b)	2,350	2,435
2.427% 12/1/32 (b)	62,973	67,053
2.441% 10/1/35 (b)	9,428	9,848
2.524% 10/1/33 (b)	15,116	16,116
2.559% 6/1/36 (b)	10,118	10,826
2.583% 1/1/35 (b)	70,307	74,792
2.605% 7/1/34 (b)	9,311	9,871
2.676% 6/1/47 (b)	41,210	44,313
2.691% 3/1/33 (b)	33,277	35,471
2.737% 2/1/37 (b)	128,743	137,303
2.741% 7/1/35 (b)	16,375	17,560
2.769% 11/1/36 (b)	83,321	89,595
2.781% 9/1/36 (b)	31,082	33,423
2.861% 5/1/36 (b)	13,558	14,378
3.017% 4/1/36 (b)	96,477	102,396
3.22% 8/1/35 (b)	197,535	211,705
3.277% 12/1/32 (b)	625,164	668,940
5% 9/1/22	1,089,732	1,184,435
5.5% 10/1/20 to 11/1/34	2,657,336	2,900,243
5.997% 3/1/37 (b)	11,750	12,635
6% 6/1/16 to 10/1/16	15,629	16,423
6.5% 6/1/15 to 8/1/36	1,365,185	1,555,105
7% 11/1/14	9,880	10,238
9% 5/1/15 to 2/1/20	31,354	34,315
9.5% 11/1/21	166	179
10.5% 8/1/20	9,180	10,703
11.5% 7/15/19	9,849	11,168
12% 4/1/15	4,312	4,634
12.5% 3/1/16	252	269
		7,675,015
Freddie Mac - 1.3%
2.104% 3/1/35 (b)	36,885	38,598
2.161% 6/1/33 (b)	77,364	81,502
2.21% 2/1/37 (b)	15,181	15,943
2.229% 3/1/37 (b)	10,397	10,992
2.355% 4/1/34 (b)	326,283	347,921
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.357% 5/1/37 (b)	$ 23,299	$ 24,811
2.362% 8/1/37 (b)	27,598	29,042
2.375% 5/1/37 (b)	17,478	18,633
2.382% 7/1/35 (b)	339,863	360,052
2.478% 6/1/37 (b)	8,671	9,205
2.528% 11/1/35 (b)	63,400	67,663
2.534% 2/1/36 (b)	3,464	3,661
2.574% 6/1/37 (b)	64,590	69,464
2.632% 7/1/35 (b)	94,996	101,277
2.656% 10/1/35 (b)	69,367	73,001
2.673% 7/1/35 (b)	76,304	82,074
2.696% 4/1/37 (b)	29,976	32,233
2.7% 10/1/36 (b)	90,267	96,416
2.735% 5/1/37 (b)	269,800	290,159
2.751% 5/1/37 (b)	142,753	153,142
2.97% 4/1/37 (b)	1,662	1,787
3.057% 7/1/36 (b)	29,189	31,338
3.134% 3/1/33 (b)	2,245	2,391
3.439% 10/1/35 (b)	14,090	15,154
5% 9/1/35	3,028	3,264
5.5% 11/1/18 to 7/1/35	3,171,061	3,435,399
6% 1/1/24	355,225	397,654
6.5% 12/1/21	104,864	116,548
9% 10/1/16 to 12/1/18	9,735	10,563
9.5% 2/1/17 to 12/1/22	17,606	19,115
10% 6/1/18 to 6/1/20	4,087	4,806
10.5% 9/1/20	42	47
11.5% 10/1/15	847	877
12% 10/1/13 to 11/1/19	1,968	2,033
12.25% 11/1/14	836	845
12.5% 11/1/14 to 6/1/19	6,960	7,551
		5,955,161
Ginnie Mae - 8.9%
3.5% 11/20/42	1,050,291	1,125,986
4% 9/15/25	164,536	178,068
4.3% 8/20/61 (d)	489,512	545,389
4.5% 3/15/25 to 6/15/25	1,245,371	1,354,943
4.515% 3/20/62 (d)	1,867,370	2,119,380
4.53% 10/20/62 (d)	481,842	551,042
4.55% 5/20/62 (d)	3,832,841	4,358,940
4.556% 12/20/61 (d)	1,992,003	2,258,190
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
4.604% 3/20/62 (d)	$ 1,133,132	$ 1,289,681
4.626% 3/20/62 (d)	818,772	931,828
4.649% 2/20/62 (d)	310,347	353,456
4.65% 3/20/62 (d)	1,041,875	1,187,311
4.682% 2/20/62 (d)	411,417	468,524
4.684% 1/20/62 (d)	2,558,868	2,910,784
4.804% 3/20/61 (d)	1,332,179	1,502,970
4.834% 3/20/61 (d)	2,359,533	2,666,637
5.612% 4/20/58 (d)	806,938	857,808
6% 6/15/36 to 12/20/38	7,502,237	8,462,499
6.5% 8/20/38 to 9/20/38	6,912,490	7,870,191
8% 12/15/23	80,331	92,969
8.5% 1/15/17 to 3/15/17	15,962	17,170
10.5% 1/15/16 to 1/15/18	6,559	7,136
11% 10/20/13	94	94
		41,110,996
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $53,709,856)		54,741,172
Collateralized Mortgage Obligations - 12.7%

U.S. Government Agency - 12.7%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.4% 4/25/24 (b)	505,374	511,197
Series 2001-38 Class QF, 1.1817% 8/25/31 (b)	110,957	112,696
Series 2002-49 Class FB, 0.8017% 11/18/31 (b)	127,119	127,659
Series 2002-60 Class FV, 1.2017% 4/25/32 (b)	28,102	28,618
Series 2002-74 Class FV, 0.6517% 11/25/32 (b)	828,400	832,480
Series 2002-75 Class FA, 1.2017% 11/25/32 (b)	57,566	58,624
Series 2008-76 Class EF, 0.7017% 9/25/23 (b)	262,471	263,414
Series 2010-15 Class FJ, 1.1317% 6/25/36 (b)	1,756,578	1,790,847
Series 2010-86 Class FE, 0.6517% 8/25/25 (b)	271,646	273,392
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	731,293	785,254
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	133,790	142,228
Series 2002-9 Class PC, 6% 3/25/17	195,716	208,581
Series 2003-74 Class PG, 4.5% 8/25/18	231,942	246,964
Series 2005-19 Class PA, 5.5% 7/25/34	587,819	648,381
Series 2005-27 Class NE, 5.5% 5/25/34	530,000	580,548
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2005-52 Class PB, 6.5% 12/25/34	$ 79,339	$ 83,593
Series 2005-64 Class PX, 5.5% 6/25/35	568,136	633,444
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	29,802	31,466
Series 2002-57 Class BD, 5.5% 9/25/17	31,870	34,289
Series 2003-117 Class MD, 5% 12/25/23	280,047	304,851
Series 2004-95 Class AN, 5.5% 1/25/25	115,504	120,044
Series 2005-47 Class HK, 4.5% 6/25/20	680,000	728,135
Series 2009-14 Class EB, 4.5% 3/25/24	690,000	738,841
Series 2010-139 Class NI, 4.5% 2/25/40 (c)	847,465	125,432
Series 2010-39 Class FG, 1.1217% 3/25/36 (b)	1,031,227	1,052,628
Series 2011-67 Class AI, 4% 7/25/26 (c)	283,738	28,511
Freddie Mac:
floater:
Series 2448 Class FT, 1.2012% 3/15/32 (b)	154,443	157,094
Series 2526 Class FC, 0.6012% 11/15/32 (b)	139,715	140,090
Series 2530 Class FE, 0.8012% 2/15/32 (b)	76,440	77,169
Series 2630 Class FL, 0.7012% 6/15/18 (b)	9,555	9,607
Series 2711 Class FC, 1.1012% 2/15/33 (b)	660,751	671,033
floater planned amortization class Series 2770 Class FH, 0.6012% 3/15/34 (b)	482,636	484,156
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	800,000	839,330
Series 2356 Class GD, 6% 9/15/16	32,126	34,276
Series 2363 Class PF, 6% 9/15/16	39,687	42,091
Series 2376 Class JE, 5.5% 11/15/16	32,411	34,303
Series 2381 Class OG, 5.5% 11/15/16	18,888	19,851
Series 2425 Class JH, 6% 3/15/17	42,595	45,716
Series 2695 Class DG, 4% 10/15/18	682,980	716,268
Series 3415 Class PC, 5% 12/15/37	242,360	263,383
Series 3763 Class QA, 4% 4/15/34	450,817	478,876
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	480,000	523,047
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	494,043	553,937
Series 2145 Class MZ, 6.5% 4/15/29	678,375	770,507
Series 2357 Class ZB, 6.5% 9/15/31	359,490	408,062
Series 2582 Class CG, 4% 11/15/17	442,298	447,248
Series 3013 Class VJ, 5% 1/15/14	170,200	173,247
Series 3578, Class B, 4.5% 9/15/24	700,000	759,529
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 3659 Class EJ 3% 6/15/18	$ 529,425	$ 546,397
Series 3675 Class CA, 3% 4/15/20	4,012,647	4,126,550
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.7047% 7/20/37 (b)	277,095	278,639
Series 2008-2 Class FD, 0.6847% 1/20/38 (b)	72,973	73,371
Series 2008-73 Class FA, 1.0647% 8/20/38 (b)	522,069	530,976
Series 2008-83 Class FB, 1.1047% 9/20/38 (b)	527,139	536,561
Series 2009-108 Class CF, 0.8017% 11/16/39 (b)	366,226	369,471
Series 2009-116 Class KF, 0.7317% 12/16/39 (b)	318,633	320,733
Series 2010-9 Class FA, 0.7217% 1/16/40 (b)	474,250	477,309
Series 2010-H17 Class FA, 0.5337% 7/20/60 (b)(d)	1,365,581	1,358,901
Series 2010-H18 Class AF, 0.5077% 9/20/60 (b)(d)	1,406,704	1,399,767
Series 2010-H19 Class FG, 0.5077% 8/20/60 (b)(d)	1,828,733	1,819,875
Series 2010-H27 Series FA, 0.5877% 12/20/60 (b)(d)	488,195	487,715
Series 2011-H05 Class FA, 0.7077% 12/20/60 (b)(d)	906,822	911,123
Series 2011-H07 Class FA, 0.7077% 2/20/61 (b)(d)	1,467,072	1,474,037
Series 2011-H12 Class FA, 0.6977% 2/20/61 (b)(d)	1,891,875	1,899,990
Series 2011-H13 Class FA, 0.7077% 4/20/61 (b)(d)	776,600	780,197
Series 2011-H14:
Class FB, 0.7077% 5/20/61 (b)(d)	848,490	852,909
Class FC, 0.7077% 5/20/61 (b)(d)	837,972	842,078
Series 2011-H17 Class FA, 0.7377% 6/20/61 (b)(d)	1,073,184	1,079,406
Series 2011-H21 Class FA, 0.8077% 10/20/61 (b)(d)	1,130,521	1,141,060
Series 2012-H01 Class FA, 0.9077% 11/20/61 (b)(d)	938,389	952,209
Series 2012-H03 Class FA, 0.9077% 1/20/62 (b)(d)	620,719	629,977
Series 2012-H06 Class FA, 0.8377% 1/20/62 (b)(d)	955,975	966,630
Series 2012-H07 Class FA, 0.8377% 3/20/62 (b)(d)	559,678	566,365
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	$ 288,558	$ 295,710
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	204,729	209,441
Series 2010-99 Class PT, 3.5% 8/20/33	246,811	253,525
Series 2011-68 Class EC, 3.5% 4/20/41	974,448	1,047,020
Series 1999-18 Class Z, 6.25% 5/16/29	1,080,952	1,247,721
Series 2010-H13 Class JA, 5.46% 10/20/59 (d)	4,551,208	4,991,004
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	1,990,562	2,267,969
Series 2010-H17 Class XP, 5.3018% 7/20/60 (b)(d)	2,654,612	3,018,540
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	1,940,939	2,198,216
Series 2012-64 Class KB, 3.1913% 5/20/41 (b)	395,251	427,639
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,006,932)		58,519,968
Commercial Mortgage Securities - 2.6%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	2,010,000	2,097,129
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (b)	1,692,478	1,690,808
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	546,990	561,667
pass-thru certificates sequential payer Series KP01 Class A2, 1.72% 1/25/19	3,250,000	3,321,336
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	800,000	899,114
Series K710 Class A2, 1.883% 5/25/19	1,497,000	1,529,120
Series K501 Class A2, 1.655% 11/25/16	930,000	954,843
Series K706 Class A2, 2.323% 10/25/18	670,000	702,331
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,615,016)		11,756,348
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) # (Cost $1,224,000)	$ 1,224,006	$ 1,224,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $454,417,135)		459,257,049
NET OTHER ASSETS (LIABILITIES) - 0.1%		607,786
NET ASSETS - 100%		$ 459,864,835
TBA Sale Commitments
	Principal Amount
Ginnie Mae
3.5% 3/1/43 (Proceeds $1,118,906)	$ (1,050,000)	(1,124,648)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
108 CBOT 2 Year U.S. Treasury Note Contracts	June 2013	$ 23,810,625	$ 25,093

The face value of futures purchased as a percentage of net assets is 5.2%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $70,298.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,224,000 due 3/01/13 at 0.17%
Barclays Capital, Inc.	$ 3,023
Credit Agricole CIB New York Branch	539,658
Credit Suisse Securities (USA) LLC	134,915
Mizuho Securities USA, Inc.	337,286
Morgan Stanley & Co., Inc.	33,729
RBS Securities, Inc.	175,389
$ 1,224,000
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 333,015,561	$ -	$ 333,015,561	$ -
U.S. Government Agency - Mortgage Securities	54,741,172	-	54,741,172	-
Collateralized Mortgage Obligations	58,519,968	-	58,519,968	-
Commercial Mortgage Securities	11,756,348	-	11,756,348	-
Cash Equivalents	1,224,000	-	1,224,000	-
Total Investments in Securities:	$ 459,257,049	$ -	$ 459,257,049	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 25,093	$ 25,093	$ -	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (1,124,648)	$ -	$ (1,124,648)	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $454,359,862. Net unrealized appreciation aggregated $4,897,187, of which $5,072,811 related to appreciated investment securities and $175,624 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2013